[LOGO] STATE STREET RESEARCH

     Large-Cap Growth Fund
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                                                   Annual Report to Shareholders
                                                   December 31, 2002

In This Report                     Review of
                                Fund Performance

                                   plus

                                        A Message from the Chairman
                                        Comments from the Fund's Manager
                                        Key Facts and Financial Statements

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      Contents

2     12-Month Review
      A look at the fund and its market environment over the past 12 months

4     Performance in Perspective
      The most recent performance in the context of the fund's track record

6     The Fund in Detail
      Portfolio holdings, financials and notes
--------------------------------------------------------------------------------

From the Chairman

Will This Be the Year that U.S. growth finally bounces back and the U.S. stock market stages a rebound? We are encouraged by a variety of signs that suggest better times for the year ahead, but no one can predict the performance of the economy or the financial markets. That makes it all the more Richard S. Davis important to have a long-term plan for your investments and to stay with it regardless of what is happening around you. You may have been unsettled by the market's volatility in the past three years. But remember, volatility also creates opportunities, especially in markets that have been beaten down.

[PHOTO]
Richard S. Davis

Keep in mind that every investor is different. Now may be a good time to talk to your investment professional about opportunities that make sense for your personal risk tolerance.

As always, thank you for choosing State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis, Chairman
December 31, 2002

[GRAPHIC]

12-Month Review Management's Discussion of Fund Performance Part 1

                            How State Street Research
                        Large-Cap Growth Fund Performed

State Street Research Large-Cap Growth Fund returned -31.98% for the 12-month period ended December 31, 2002.(1) That was less than both the Russell 1000(R) Growth Index, which returned -27.88%, and the Lipper Large-Cap Growth Funds Average, which was -28.63% for the period.(2),(3)

Reasons for the Fund's Performance

The fund's performance can be attributed to an extremely weak stock market, which took the heaviest toll on growth stocks. In this environment, the fund's losses in Financial Services and Technology offset relative gains in the Health Care and Energy sectors.We had invested in semiconductor and software companies on the belief that they would lead a Technology rebound if business spending improved. However, business spending remained down and these stocks were weak performers.

Our investments in Health Care helped performance. In biotechnology, Amgen and Neurocrine Biosciences were strong. In the pharmaceutical industry, Forest Laboratories and Pharmacia, which merged with Pfizer during the year, were a plus for the portfolio.

Looking Ahead

We believe that the economy will continue to improve and the market will return to basics in 2003, with more emphasis on fundamentals such as revenue gains, profitability and earnings growth. As a result, we are emphasizing stocks that could benefit from increased business spending in Technology-related sectors, and also Energy stocks. We have underweighted the Transportation, Financial Services and Consumer Staples sectors in the portfolio.

More of Management's Discussion of Fund Performance on pages 4 and 5. |_|

Class A Shares(1)

     -31.98% [DOWN ARROW]

"Stock valuations
are more attractive
because of the
market's steep
decline in 2002."

Russell 1000
Growth Index(2)

     -27.88% [DOWN ARROW]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2 State Street Research Large-Cap Growth Fund

[GRAPHIC] The Fund at a Glance as of 12/31/02

State Street Research Large-Cap Growth Fund: A stock fund with a growth approach to large-cap investing.


Hits & Misses

[GRAPHIC]

Amgen

With a strong product lineup, Amgen was one of the few companies in the biotechnology industry to perform well during 2002. The company reported strong earnings, and continued to benefit from well-executed product launches and a pipeline of prospective new products yet to come.

[GRAPHIC]

Capital One

The stock of this credit-card company fell after regulators questioned the company on the adequacy of its loan loss reserves in the face of deteriorating consumer credit quality. We eliminated the position.

Total Net Assets: $90 million
--------------------------------------------------------------------------------

Top 10 Holdings

    Issuer/Security         % of fund net assets

 1  Microsoft                           6.4%

 2  General Electric                    5.0%

 3  Amgen                               3.8%

 4  Johnson & Johnson                   3.3%

 5  Dell Computer                       3.3%

 6  Intel                               3.2%

 7  Procter & Gamble                    3.0%

 8  Wal-Mart Stores                     2.6%

 9  PepsiCo                             2.3%

10  USA Interactive                     2.3%

    Total                              35.2%

See page 9 for more detail.

Performance: Class A

Fund average annual total return as of 12/31/02(4,6)
(does not reflect sales charge)

1 Year         5 Years      10 Years
------------------------------------
-31.98%        -6.66%       1.99%

Russell 1000(R) Growth Index as of 12/31/02(2)

1 Year        5 Years      10 Years
------------------------------------
-27.88%       -3.84%       6.70%

Fund average annual total return as of 12/31/02(4,5,6)
(at maximum applicable sales charge)

1 Year        5 Years      10 Years
------------------------------------
-35.89%       -7.76%       1.39%

See pages 4 and 5 for data on other share classes.

------------------------------------
Top 5 Industries
by % of fund net assets
------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

December 31, 2002                      December 31, 2001

Drugs & Biotechnology    16.2%         Drugs & Biotechnology          21.9%
Retail                   11.8%         Electronics: Semiconductors
Computer Software         8.4%         Components                     11.6%
Miscellaneous Financial   5.7%         Computer Software               9.1%
Hospital Supply           5.6%         Retail                          8.6%
                                       Communications, Media &
                                       Entertainment                   7.7%

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Ticker Symbols

State Street Research Large-Cap Growth Fund

Class A: SGFAX Class B(1): SGFPX* Class B: SGFBX Class C: SGFDX Class S: STSGX
--------------------------------------------------------------------------------

1     Does not reflect sales charge.

2 The Russell 1000(R) Growth Index contains those stocks within the complete Russell 1000(R) Index (a large-company index) that show above-average growth. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

3 The Lipper Large-Cap Growth Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

4 Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

5     Performance reflects a maximum 5.75% Class A front-end sales charge.

6 During the period prior to 1993 when shares of the fund were not offered to the general public, the fund was not subject to the cash inflows and higher redemptions and expenses that have occurred during the fund's current continuous public offering.

*     Proposed

[GRAPHIC]

   Performance in Perspective Management's Discussion of Fund Performance Part 2

                   Performance Figures as of December 31, 2002

These two pages focus on the fund's long-term track record.While a mutual fund's past performance is not a guarantee of future results, long-term returns can serve as an important context for evaluating recent performance.Three ways of measuring long-term performance are cumulative returns, average annual returns and the change in dollar value over time of a given investment. Information about these measures follows, while the share class boxes contain the results of these measures for each share class.

Cumulative Total Return

This represents the total percentage you would have earned or lost if you had invested a lump sum in the fund and left it there until the end of the period indicated.

Average Annual Total Return

Average annual total return percentage is the rate you would have had to earn during each year of a given time period--say, five years--in order to end up with the fund's actual cumulative return for those five years.In reality, of course, fund performance varies from year to year. Because of this, a fund's actual performance for a given year may be higher or lower than an average annual performance figure.

$10,000 Over Ten Years

This example is similar to cumulative total return, but uses dollars rather than percentages, and assumes that the lump sum you invested was $10,000 (less the applicable maximum sales charge, if any). It also compares fund performance to the performance of a market index.

--------------------------------------------------------------------------------
     Class A Front Load

o Initial sales charge of 5.75% or less, with lower sales charges for larger investments (see a prospectus for details)

o Lower annual expenses than Class B(1) or Class C shares because of lower service (12b-1) fee of 0.30%

                                                     1 Year    5 Years  10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                     -31.98%    -29.16%    21.79%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)                -35.89%    -33.23%    14.79%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable  sales charge)               -35.89%     -7.76%     1.39%

$10,000 Over Ten Years
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                                        Russell
                                          1000
                          Class A     Growth Index  S&P 500 Index
                          -------     ------------  -------------

'92                         9425         10000         10000
'93                        10243         10287         11006
'94                         9851         10557         11150
'95                        13060         14481         15335
'96                        14712         17830         18854
'97                        16203         23266         25142
'98                        20400         32272         32333
'99                        28353         42973         39132
'00                        24320         33339         35571
'01                        16876         26531         31345
'02                        11479         19134         24421

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Class B(1) Back Load

o     No initial sales charge

o     Deferred sales charge of 5% or less on shares you sell within six years

o     Annual distribution/service (12b-1) fee of 1.00%

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                   1 Year    5 Years    10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                   -32.11%    -31.45%      13.53%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable
sales charge)                                     -35.50%    -32.49%      13.53%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable
sales charge)                                     -35.50%     -7.56%       1.28%
--------------------------------------------------------------------------------

$10,000 Over Ten Years
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                                        Russell
                                          1000
                         Class B(1)   Growth Index  S&P 500 Index
                         ----------   ------------  -------------
'92                        10000         10000         10000
'93                        10802         10287         11006
'94                        10284         10557         11150
'95                        13545         14481         15335
'96                        15133         17830         18854
'97                        16562         23266         25142
'98                        20663         32272         32333
'99                        28540         42973         39132
'00                        24311         33339         35571
'01                        16722         26531         31345
'02                        11353         19134         24421

--------------------------------------------------------------------------------


4 State Street Research Large-Cap Growth Fund

     Class B Back Load (only available through exchanges from another Class B account)

o    No initial sales charge

o    Deferred sales charge of 5% or less on shares you sell within five years

o    Annual distribution/service (12b-1) fee of 1.00%

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                             1 Year       5 Years       10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales
charge)                                     -32.11%       -31.45%         13.53%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable
sales charge)                               -35.50%       -32.49%         13.53%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable
sales charge)                               -35.50%        -7.56%          1.28%
--------------------------------------------------------------------------------

$10,000 Over Ten Years
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                                       Russell
                                         1000
                          Class B    Growth Index  S&P 500 Index
                          --------   ------------  -------------
'92                        10000         10000         10000
'93                        10802         10287         11006
'94                        10284         10557         11150
'95                        13545         14481         15335
'96                        15133         17830         18854
'97                        16562         23266         25142
'98                        20663         32272         32333
'99                        28516         42973         39132
'00                        24312         33339         35571
'01                        16722         26531         31345
'02                        11353         19134         24421

--------------------------------------------------------------------------------

     Class C Level Load

o     No initial sales charge

o Deferred sales charge of 1%, paid if you sell shares within one year of purchase

o     Lower deferred sales charge than Class B(1) shares

o     Annual distribution/service (12b-1) fee of 1.00%

o No conversion to Class A shares after eight years, so annual expenses do not decrease

                                             1 Year     5 Years      10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales
 charge)                                    -32.24%     -31.35%      -13.67%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum  applicable
 sales charge)                              -32.92%     -31.35%      -13.67%
--------------------------------------------------------------------------------
Average  Annual
Total Return (at maximum
applicable sales charge)                    -32.92%      -7.25%         1.29%

$10,000 Over Ten Years
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                                        Russell
                                          1000
                          Class C      Growth Index  S&P 500 Index
                          -------      ------------  -------------
'92                        10000         10000         10000
'93                        10797         10287         11006
'94                        10291         10557         11150
'95                        13540         14481         15335
'96                        15150         17830         18854
'97                        16558         23266         25142
'98                        20689         32272         32333
'99                        28552         42973         39132
'00                        24343         33339         35571
'01                        16776         26531         31345
'02                        11367         19134         24421

--------------------------------------------------------------------------------

     Class S Special Programs

o Available through certain retirement accounts, advisory accounts of the investment manager and other programs that usually involve special conditions and separate fees (see a prospectus for details)

o     No sales charges of any kind

o No distribution/service (12b-1) fees; annual expenses are lower than for other share classes

                                             1 Year    5 Years   10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales
charge)                                     -31.49%    -27.85%    -25.31%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales
charge)                                     -31.49%    -27.85%    -25.31%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales
charge)                                     -31.49%     -6.32%     -2.28%

$10,000 Over Ten Years
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                                        Russell
                                          1000
                          Class S     Growth Index  S&P 500 Index
                          -------     ------------  -------------
'92                        10000         10000         10000
'93                        10894         10287         11006
'94                        10477         10557         11150
'95                        13937         14481         15335
'96                        15713         17830         18854
'97                        17368         23266         25142
'98                        21915         32272         32333
'99                        30563         42973         39132
'00                        26288         33339         35571
'01                        18291         26531         31345
'02                        12531         19134         24421

--------------------------------------------------------------------------------

A Closer Look [GRAPHIC]

12b-1 fees

12b-1 fees are named after the SEC rule that permits them.

The fund pays 12b-1 fees to cover service and distribution costs. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover selling and marketing expenditures for the sale of fund shares.

The fund pays 12b-1 fees out of its assets, so shareholders see them as an indirect charge rather than a direct charge.

All of the performance figures on these pages assume reinvestment of dividends and distributions.

The average annual total returns for the fund also include the effects of any fees and sales charges that would apply for each share class.

The S&P 500 Index (officially, the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Russell 1000 Growth Index contains those stocks within the complete Russell 1000(R) Index (a large-company index) that show above-average growth. The indexes do not take transaction charges into consideration. It is not possible to invest directly in an index.

Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate, and you may have a gain or loss when you sell your shares.

Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced January 1, 1999.

During the periods prior to 1993 when shares of the fund were not offered to the general public, the fund was not subject to the cash inflows and higher redemptions and expenses that have occurred during the fund's current continuous public offering.

The returns shown above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, or the redemption of fund shares. The fund's performance is not necessarily an indication of how the fund will perform in the future.

The Fund in Detail [GRAPHIC]

                                                                       [GRAPHIC]

The following pages describe the fund in detail as of the date of this Treport. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the past fiscal year and give a summary of operations on a per-share basis for the past five fiscal years.There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 7 to 18 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


6 State Street Research Large-Cap Growth Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Large-Cap Growth Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Growth Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

      o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

      o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

      o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

      o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its sub-sidiaries.The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firms' employee benefit plans and other sponsored arrangements.

At a meeting held on November 6, 2002, the board of trustees voted that it is in the best interest of the fund's shareholders to merge the fund into State Street Research Legacy Fund.

A Special Meeting of Shareholders of the fund has been scheduled for February 2003. At this meeting, shareholders will be asked to consider and approve an Agreement and Plan of Reorganization between the fund and Legacy Fund.

If the proposal is approved by the shareholders of the fund, Legacy Fund would acquire substantially all of the assets and liabilities of the fund.As a result of this transaction, shareholders of the fund would receive in exchange for shares of the fund shares of the corresponding class of Legacy Fund with an aggregate value equivalent to the aggregate net asset value of their fund shares at the time of the transaction.The transaction is conditioned upon the receipt of an opinion of counsel to the effect that the transaction would be free from federal income taxes to the shareholders of the fund.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 80% of total assets in large-cap stocks and convertible securities that have long-term growth potential.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75%. Class A shares pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.


            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

      o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

      o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security has not traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

      o Securities maturing within sixty days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

      o     Interest - The fund accrues interest daily as it earns it.

      o     Cash dividends - The fund accrues these on the ex-dividend date.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares. Net investment income is determined daily and consists of interest and dividends earned, less the estimated daily expenses of the fund.

The fund may seek additional income by lending portfolio securities to qualified institutions.The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income. Investments in the State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation.

The fund distributes its net earnings to its shareholders.The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles.The difference is primarily due to differing treatments for wash sale deferrals.The fund distributes its earnings on the following schedule:

      o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any.

      o Net realized capital gains - The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it won't make a distribution.

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code. As such, the fund does not intend to pay federal income taxes, in part because it makes distributions as described above.

The fund pays expenses as follows:

      o Expenses attributed to the fund - The fund pays these directly. Examples include the management fee, transfer agent fee, custodian fee and distribution and service fees.

      o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust and each fund pays a proportional share. Examples include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from these estimates.


The text and notes are an integral part of the financial statements.

8 State Street Research Large-Cap Growth Fund

Portfolio Holdings
--------------------------------------------------------------------------------

December 31, 2002

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller subgroups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid black circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*     Denotes a security which has not paid a dividend during the last year.

o Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

     Issuer                                             Shares         Value
--------------------------------------------------------------------------------
     Common Stocks  101.9% of net assets

     Consumer Discretionary  20.5% of net assets
================================================================================
     Casinos/Gambling, Hotel/Motel 2.0%
     International Game Technology Inc.*                16,700   $ 1,267,864
     MGM Grand Inc.*                                    15,000       494,550
                                                                 -----------
                                                                   1,762,414
                                                                 -----------

     Commercial Services 0.4%
     Accenture Ltd.*                                    21,900       393,981
                                                                 -----------

     Communications, Media & Entertainment 3.3%
     Univision Communications Inc. Cl. A*               54,800     1,342,600
     Viacom Inc. Cl. B*                                 40,300     1,642,628
                                                                 -----------
                                                                   2,985,228
                                                                 -----------

     Consumer Electronics 0.5%
     Yahoo! Inc.*                                       28,000       457,800
                                                                 -----------

     Consumer Products 1.8%
     Avon Products Inc.                                 29,400     1,583,778
                                                                 -----------

     Restaurants 0.4%
     Darden Restaurants Inc.                            18,000       368,100
                                                                 -----------

     Retail 11.8%
     Best Buy Company Inc.*                             19,100       461,265
     CDW Computer Centers Inc.*                          9,580       420,083
     Gap Inc.                                           18,600       288,672
     Home Depot Inc.                                    67,800     1,624,488
     Kohl's Corp.*                                      36,100     2,019,795
     Lowes Companies Inc.                               23,100       866,250
     TJX Companies, Inc.                                23,900       466,528
(10) USA Interactive*                                   90,100     2,065,092
(8)  Wal-Mart Store                                     46,100     2,328,511
                                                                 -----------
                                                                  10,540,684
                                                                 -----------

     Textile Apparel Manufacturers 0.3%
     Coach Inc.*                                         8,300       273,236
                                                                 -----------
     Total Consumer Discretionary                                 18,365,221
                                                                 -----------


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
December 31, 2002

     Issuer                                             Shares         Value
     ---------------------------------------------------------------------------
     Consumer Staples 9.1% of net assets
     ===========================================================================

     Beverages 3.9%
     Pepsi Bottling Group Inc.                          53,400   $ 1,372,380
(9)  PepsiCo Inc.                                       49,470     2,088,623
                                                                 -----------
                                                                   3,461,003
                                                                 -----------

     Foods 2.2%
     Kraft Foods Inc.                                   49,450     1,925,089
                                                                 -----------

     Household Products 3.0%
(7)  Procter & Gamble Co.                               31,750     2,728,595
                                                                 -----------
     Total Consumer Staples                                        8,114,687
                                                                 -----------

     Financial Services 11.0% of net assets
     ===========================================================================

     Banks & Savings & Loan 2.1%
     Bank of New York Co., Inc.                         38,010       910,720
     Wells Fargo & Co.                                  19,600       918,652
                                                                 -----------
                                                                   1,829,372
                                                                 -----------

     Insurance 3.2%
     American International Group Inc.                  24,400     1,411,540
     XL Capital Ltd.                                    19,100     1,475,475
                                                                 -----------
                                                                   2,887,015
                                                                 -----------

     Miscellaneous Financial 5.7%
     American Express Co.                               28,100       993,335
     Citigroup, Inc.                                    49,930     1,757,037
     Federal National Mortgage Association              19,990     1,285,957
     MBNA Corp.                                         56,630     1,077,102
                                                                 -----------
                                                                   5,113,431
                                                                 -----------
     Total Financial Services                                      9,829,818
                                                                 -----------

     Health Care 26.8% of net assets
     ===========================================================================

     Drugs & Biotechnology 16.2%

     Allergan Inc.                                       4,200       242,004
     Altana AG*                                          6,400       291,840
(3)  Amgen Inc.*                                        69,990     3,383,316
     AstraZeneca PLCo                                   12,400       435,116
     Biogen Inc.*                                       36,600     1,466,196
     Bristol-Myers Squibb Co.                           42,400       981,560
     Forest Laboratories Inc.*                           5,100       500,922
(4)  Johnson & John                                     54,600     2,932,566
     Novartis AGo                                       38,900     1,428,797
     Pfizer Inc.                                        43,870     1,341,106
     Pharmacia Corp.                                    35,310     1,475,958
                                                                 -----------
                                                                  14,479,381
                                                                 -----------

     Health Care Facilities 1.7%
     HCA Inc.                                           37,100    $1,539,650
                                                                 -----------

     Health Care Services 3.3%
     Anthem Inc.*                                       23,390     1,471,231
     Caremark Rx Inc.*                                  29,800       484,250
     Wellpoint Health Networks Inc. Cl. A*              13,800       982,008
                                                                 -----------
                                                                   2,937,489
                                                                 -----------

     Hospital Supply 5.6%
     Boston Scientific Corp.*                           34,700     1,475,444
     Medtronic Inc.                                     38,100     1,737,360
     Varian Medical Systems Inc.*                       19,000       942,400
     Zimmer Holdings Inc.*                              21,400       888,528
                                                                 -----------
                                                                   5,043,732
                                                                 -----------
     Total Health Care                                            24,000,252
                                                                 -----------

     Materials & Processing  1.6% of net assets
     ===========================================================================

     Chemicals 1.6%
     Air Products & Chemicals Inc.                      34,000     1,453,500
                                                                 -----------
     Total Materials & Processing                                  1,453,500
                                                                 -----------

     Other  5.0% of net assets
     ===========================================================================

     Multi-Sector 5.0%
(2)  General Electric Co.                              182,710     4,448,989
                                                                 -----------
     Total Other                                                   4,448,989
                                                                 -----------

     Other Energy  4.2% of net assets
     ===========================================================================

     Oil & Gas Producers 2.7%
     Burlington Resources Inc.                          16,900       720,785
     Ocean Energy Inc.                                  85,070     1,698,848
                                                                 -----------
                                                                   2,419,633
                                                                 -----------

     Oil Well Equipment & Services 1.5%

     BJ Services Co.*                                   21,600       697,896
     Nabors Industries Ltd*                             19,100       673,657
                                                                 -----------
                                                                   1,371,553
                                                                 -----------
     Total Other Energy                                            3,791,186
                                                                 -----------

     Producer Durables  2.9% of net assets
     ===========================================================================

     Aerospace 1.6%
     Lockheed Martin Corp.                              24,500     1,414,875
                                                                 -----------

     Production Technology Equipment 1.3%
     Novellus Systems Inc.*                             41,200     1,156,896
                                                                 -----------
     Total Producer Durables                                       2,571,771
                                                                 -----------


The text and notes are an integral part of the financial statements.

10   State Street Research Large-Cap Growth Fund

     Issuer                                             Shares         Value
     ---------------------------------------------------------------------------
     Technology 20.8% of net assets
     ===========================================================================

     Communications Technology 2.8%
     Cisco Systems Inc.*                               121,080   $ 1,586,148
     Network Associates Inc.*                           56,300       905,867
                                                                 -----------
                                                                   2,492,015
                                                                 -----------

     Computer Software 8.4%
     BMC Software Inc.*                                 55,800       954,738
(1)  Microsoft Corp.*                                  110,040     5,689,068
     SAP AGo                                            46,800       912,600
                                                                 -----------
                                                                   7,556,406
                                                                 -----------

     Computer Technology 5.1%
(5)  Dell Computer Corp.*                              109,400     2,925,356
     Hewlett-Packard Co.                                40,800       708,288
     IBM Corp.                                          12,100       937,750
                                                                 -----------
                                                                   4,571,394
                                                                 -----------

     Electronics: Semiconductors/Components 4.5%
     Altera Corp.*                                      55,800       688,014
     Analog Devices Inc.*                               18,630       444,698
(6)  Intel Corp.                                       186,560     2,904,739
                                                                 -----------
                                                                   4,037,451
                                                                 -----------
     Total Technology                                             18,657,266
                                                                 -----------
     Total Common Stocks                                          91,232,690(a)
                                                                 -----------

--------------------------------------------------------------------------------
(a)  The fund paid a total of $88,251,860 for these securities.
--------------------------------------------------------------------------------

                                                     % of
                                                   Net Assets        Value
------------------------------------------------------------------------------
Summary of Portfolio Assets

Investments                                          101.9%      $ 91,232,690(b)
Other Assets, Less
Liabilities                                           (1.9%)       (1,729,363)
                                                     -----       ------------
Net Assets                                           100.0%      $ 89,503,327
                                                     =====       ============

--------------------------------------------------------------------------------
(b)  The fund paid a total of $88,251,860 for these securities.
--------------------------------------------------------------------------------

Federal Income Tax Information

At December 31, 2002, the net unrealized appreciation of investments based on cost for federal income tax purposes of $88,671,445 was as follows:

Aggregate gross unrealized appreciation
for all investments in which there is an
excess of value over tax cost                                     $8,151,101

Aggregate gross unrealized depreciation
for all investments in which there is an
excess of tax cost over value                                     (5,589,856)
                                                                  ----------
                                                                  $2,561,245
                                                                  ==========

At December 31, 2002, the fund had a capital loss carryforward of $64,476,439 available, to the extent provided in regulations, to offset future capital gains, if any, of which $34,309,485 and $30,166,954 expire on December 31, 2009 and 2010, respectively. The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2002

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at value*                                         $  91,232,690(1)
Collateral for securities on loan                                  3,750,040
Receivable for securities sold                                       187,235
Dividends receivable                                                  85,603
Receivable for fund shares sold                                       26,742
Other assets                                                           3,374
                                                               -------------
                                                                  95,285,684

Liabilities

Payable for collateral received on securities loaned               3,750,040
Payable to custodian                                               1,236,469(2)
Payable for securities purchased                                     359,662
Payable for fund shares redeemed                                     181,661
Accrued transfer agent and shareholder services                       72,405
Accrued management fee                                                35,074
Accrued distribution and service fees                                 23,239
Accrued administration fee                                             9,592
Accrued trustees' fees                                                 6,031
Other accrued expenses                                               108,184
                                                               -------------
                                                                   5,782,357
                                                               -------------

Net Assets                                                     $  89,503,327
                                                               =============
Net Assets consist of:
  Unrealized appreciation of investments                       $   2,980,830
  Accumulated net realized loss                                  (64,896,024)(3)
 Paid-in capital                                                 151,418,521
                                                               -------------
                                                               $  89,503,327(4)
                                                               =============

*Includes securities on loan valued at $3,707,739


--------------------------------------------------------------------------------
(1)   The fund paid a total of $88,251,860 for these securities.
--------------------------------------------------------------------------------
(2) As part of the custodian contract between the custodian bank and the fund, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At December 31, 2002, the payable to the custodian bank represents the amount due for cash advanced for the settlement of a security purchased.
--------------------------------------------------------------------------------
(3) To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment. The fund reclassified for book purposes amounts arising from permanent book/tax differences primarily relating to litigation settlements and net operating losses. At December 31, 2002, the components of distributable earnings on a tax basis differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences largely arising from wash sales and capital loss carry-forwards. At December 31, 2002, the tax basis distributable earnings were: $0 in undistributed ordinary income, $0 in undistributed short-term capital gains and $0 in undistributed long-term capital gains.
--------------------------------------------------------------------------------
(4)
                    Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class      Net Assets     /   Number of Shares         =     NAV
A          $14,574,917           3,782,901                  $3.85*
B(1)       $10,544,840           3,003,759                  $3.51**
B          $11,706,286           3,338,800                  $3.51**
C          $ 1,974,815             563,016                  $3.51**
S          $50,702,469          12,814,929                  $3.96

*     Maximum offering price per share = $4.08 ($3.85 / 0.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any. The text and notes are an integral part of the financial statements.
--------------------------------------------------------------------------------


12   State Street Research Large-Cap Growth Fund

Statement of Operations
--------------------------------------------------------------------------------
For the year ended December 31, 2002

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends                                                     $    818,127
Interest                                                           147,215(1)
                                                              ------------
                                                                   965,342

Expenses

Management fee                                                     588,300(2)
Transfer agent and shareholder services                            333,011(3)
Registration fees                                                   85,932
Administration fee                                                  84,603(4)
Custodian fee                                                       75,886
Reports to shareholders                                             71,678
Distribution and service fees - Class A                             64,100(5)
Distribution and service fees - Class B(1)                         131,756(5)
Distribution and service fees - Class B                            176,304(5)
Distribution and service fees - Class C                             24,933(5)
Audit fee                                                           50,432
Trustees' fees                                                      15,820(6)
Legal fees                                                           2,855
Miscellaneous                                                       19,821
                                                              ------------
                                                                 1,725,431
Fees paid indirectly                                               (18,111)(7)
                                                              ------------
                                                                 1,707,320
                                                              ------------
  Net investment loss                                               (741,978)
                                                              ------------

Realized and Unrealized Loss
  on Investments

Net realized loss on investments                               (30,487,364)(8)
Change in unrealized depreciation
  of investments                                               (18,417,329)
                                                              ------------
Net loss on investments                                        (48,904,693)
                                                              ------------
Net decrease in net assets resulting
from operations                                               ($49,646,671)
                                                              ============

--------------------------------------------------------------------------------
(1) Includes $49,742 in income from the lending of portfolio securities. As of the report date, the fund had a total of $3,707,739 of securities out on loan and was holding a total of $3,750,040 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio) related to those loans.
--------------------------------------------------------------------------------
(2)   The management fee is 0.475% of fund net assets, annually.
--------------------------------------------------------------------------------
(3) Includes a total of $134,489 paid to the distributor and to MetLife for services provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements.Total shareholder service costs are allocated to each fund in the same ratio as the transfer agent costs.
--------------------------------------------------------------------------------
(4) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------
(5) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of December 31, 2002, there were $655,278, $373,276 and $1,290,210 for Class A, Class
      B and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------
(6) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(7)   Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(8) The fund sold $117,925,695 worth of securities. During this same period, the fund also bought $94,133,218 worth of securities. These figures don't include short-term obligations or U.S. government securities. The text and notes are an integral part of the financial statements.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                    Years ended December 31
                                              ----------------------------------
                                                  2002                2001
--------------------------------------------------------------------------------

Decrease in Net Assets

Operations:
Net investment loss                           ($    741,978)       ($ 1,306,484)
Net realized loss
  on investments                                (30,487,364)        (34,373,647)
Change in unrealized
  depreciation of investments                   (18,417,329)        (44,649,479)
                                              ----------------------------------
Net decrease resulting
  from operations                               (49,646,671)        (80,329,610)
                                              ----------------------------------
Distribution from capital gains:

  Class A                                                --            (704,056)
  Class B(1)                                             --            (467,250)
  Class B                                                --            (964,668)
  Class C                                                --            (105,092)
  Class S                                                --          (2,841,138)
                                                --------------------------------
                                                                     (5,082,204)
                                               ---------------------------------

Net decrease from fund share
  transactions                                  (25,947,935)(a)     (16,790,391)
                                               ---------------------------------
Total decrease in net assets                    (75,594,606)       (102,202,205)


Net Assets

Beginning of year                               165,097,933         267,300,138
                                               ---------------------------------
End of year                                    $ 89,503,327        $165,097,933
                                               =================================


The text and notes are an integral part of the financial statements

------------------------------------------------------------------------------

(a)  These transactions break down by share class as follows:

                                                                                      Years ended December 31
                                                              -----------------------------------------------------------------
                                                                         2002                                  2001
                                                              -----------------------------------------------------------------
Class A                                                           Shares           Amount               Shares           Amount
===============================================================================================================================
Shares sold                                                    2,410,342     $ 11,296,891*           4,242,588     $ 26,095,205
Issued upon reinvestment of distributions from capital gains          --               --              110,948          681,995
Shares redeemed                                               (3,176,986)     (14,023,210)          (4,310,282)     (26,541,901)
                                                              -----------------------------------------------------------------
Net increase (decrease)                                         (766,644)    ($ 2,726,319)              43,254     $    235,299
                                                              =================================================================

Class B(1)                                                        Shares           Amount               Shares           Amount
===============================================================================================================================
Shares sold                                                    1,009,426     $  4,072,947**          1,209,468     $  6,971,757
Issued upon reinvestment of distributions from capital gains          --               --               81,303          460,884
Shares redeemed                                               (1,180,783)      (4,626,162)***         (855,839)      (4,753,414)
                                                              -----------------------------------------------------------------
Net increase (decrease)                                         (171,357)    ($   553,215)             434,932     $  2,679,227
                                                              =================================================================

Class B                                                           Shares           Amount               Shares           Amount
===============================================================================================================================
Shares sold                                                      151,624     $    662,876              269,277     $  1,611,218
Issued upon reinvestment of distributions from capital gains          --               --              161,267          915,625
Shares redeemed                                               (1,850,365)      (7,677,730)***       (1,833,924)     (10,709,705)
                                                              -----------------------------------------------------------------
Net decrease                                                  (1,698,741)    ($ 7,014,854)          (1,403,380)    ($ 8,182,862)
                                                              =================================================================

Class C                                                           Shares           Amount               Shares           Amount
===============================================================================================================================
Shares sold                                                      247,816     $    990,324**            146,448     $    835,466
Issued upon reinvestment of distributions from capital gains          --               --               17,475           98,771
Shares redeemed                                                 (290,883)      (1,127,105)****        (221,498)      (1,206,517)
                                                              -----------------------------------------------------------------
Net decrease                                                     (43,067)    ($   136,781)             (57,575)    ($   272,280)
                                                              =================================================================

Class S                                                           Shares           Amount               Shares           Amount
===============================================================================================================================
Shares sold                                                       59,540     $    273,186               22,027     $    132,894
Issued upon reinvestment of distributions from capital gains          --               --              200,425        1,258,702
Shares redeemed                                               (3,458,168)     (15,789,952)          (2,029,193)     (12,641,371)
                                                              -----------------------------------------------------------------
Net decrease                                                  (3,398,628)    ($15,516,766)          (1,806,741)    ($11,249,775)
                                                              =================================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share.

* Sales charges collected by the distributor and MetLife were $18,277 and $58,650, respectively.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales, but the commissions of $74,969 and $272 for Class B(1) and Class C, respectively, were paid by the distributor, not the fund.

*** Includes $33,605 and $11,531 in deferred sales charges collected by the distributor for Class B(1) and Class B, respectively.

****  Includes $245 in deferred sales charges collected by the distributor.

--------------------------------------------------------------------------------
            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                           Class A
                                                                ------------------------------------------------------------------
                                                                                     Years ended December 31
                                                                ------------------------------------------------------------------
Per-Share Data                                                    2002 (a)      2001 (a)      2000 (a)      1999 (a)      1998 (a)
==================================================================================================================================
Net asset value, beginning of year ($)                            5.66          8.37         11.86          8.90          7.07
                                                                ------        ------        ------         -----         -----
  Net investment loss ($)                                        (0.03)        (0.04)        (0.05)        (0.03)        (0.03)
  Net realized and unrealized gain (loss) on investments ($)     (1.78)        (2.51)        (1.62)         3.47          1.86
                                                                ------        ------        ------         -----         -----
Total from investment operations ($)                             (1.81)        (2.55)        (1.67)         3.44          1.83
                                                                ------        ------        ------         -----         -----
  Distributions from capital gains ($)                              --         (0.16)        (1.82)        (0.48)        (0.00)
                                                                ------        ------        ------         -----         -----
Total distributions                                                 --         (0.16)        (1.82)        (0.48)        (0.00)
                                                                ------        ------        ------         -----         -----
Net asset value, end of year ($)                                  3.85          5.66          8.37         11.86          8.90
                                                                ======        ======        ======         =====         =====
Total return (%) (b)                                            (31.98)       (30.61)       (14.22)        38.98         25.90

Ratios/Supplemental Data
==================================================================================================================================
Net assets at end of year ($ thousands)                         14,575        25,748        37,696        35,418        21,098
Expense ratio (%)                                                 1.37          1.29          0.98          0.91          0.97
Expense ratio after expense reductions (%)                        1.36          1.27          0.98          0.90          0.96
Ratio of net investment loss to average net assets (%)           (0.58)        (0.63)        (0.44)        (0.32)        (0.37)
Portfolio turnover rate (%)                                      76.71         49.27         44.94         42.19         39.27

                                                                                           Class B(1)
                                                                ------------------------------------------------------------------
                                                                                    Years ended December 31
                                                                ------------------------------------------------------------------
Per-Share Data                                                   2002 (a)      2001 (a)      2000 (a)     1999 (a)(c)
==================================================================================================================================
Net asset value, beginning of year ($)                            5.17          7.73         11.19          8.47
                                                                ------        ------        ------         -----
  Net investment loss ($)                                        (0.05)        (0.08)        (0.13)        (0.10)
  Net realized and unrealized gain (loss) on investments ($)     (1.61)        (2.32)        (1.51)         3.30
                                                                ------        ------        ------         -----
Total from investment operations ($)                             (1.66)        (2.40)        (1.64)         3.20
                                                                ------        ------        ------         -----
  Distributions from capital gains ($)                              --         (0.16)        (1.82)        (0.48)
                                                                ------        ------        ------         -----
Total distributions                                                 --         (0.16)        (1.82)        (0.48)
                                                                ------        ------        ------         -----
Net asset value, end of year ($)                                  3.51          5.17          7.73         11.19
                                                                ======        ======        ======         =====
Total return (%) (b)                                            (32.11)       (31.22)       (14.82)        38.13

Ratios/Supplemental Data
==================================================================================================================================
Net assets at end of year ($ thousands)                         10,545        16,431        21,170         9,548
Expense ratio (%)                                                 2.07          1.99          1.70          1.66
Expense ratio after expense reductions (%)                        2.06          1.97          1.70          1.65
Ratio of net investment loss to average net assets (%)           (1.27)        (1.33)        (1.16)        (1.05)
Portfolio turnover rate (%)                                      76.71         49.27         44.94         42.19


The text and notes are an integral part of the financial statement

16 State Street Research Large-Cap Growth Fund

                                                                                          Class B
                                                                ==================================================================
                                                                                   Years ended December 31
                                                                ------------------------------------------------------------------
Per-Share Data                                                  2002 (a)      2001 (a)      2000 (a)      1999 (a)      1998 (a)
==================================================================================================================================
Net asset value, beginning of year ($)                            5.17          7.73         11.18          8.47          6.79
                                                                ------        ------        ------         -----         -----
  Net investment loss                                            (0.05)        (0.08)        (0.13)        (0.10)        (0.08)
  Net realized and unrealized gain (loss) on investments ($)     (1.61)        (2.32)        (1.50)         3.29          1.76
                                                                ------        ------        ------         -----         -----
Total from investment operations                                 (1.66)        (2.40)        (1.63)         3.19          1.68
                                                                ------        ------        ------         -----         -----
  Distributions from capital gains ($)                              --         (0.16)        (1.82)        (0.48)        (0.00)
                                                                ------        ------        ------         -----         -----
Total distributions ($)                                             --         (0.16)        (1.82)        (0.48)        (0.00)
                                                                ------        ------        ------         -----         -----
Net asset value, end of year ($)                                  3.51          5.17          7.73         11.18          8.47
                                                                ======        ======        ======         =====         =====
Total return (%) (b)                                            (32.11)       (31.22)       (14.74)        38.01         24.76


Ratios/Supplemental Data
==================================================================================================================================
Net assets at end of year ($ thousands)                         11,706        26,062        49,759        59,019        42,379
Expense ratio (%)                                                 2.07          1.99          1.70          1.66          1.72
Expense ratio after expense reductions (%)                        2.06          1.97          1.70          1.65          1.71
Ratio of net investment loss to average net assets (%)           (1.28)        (1.34)        (1.15)        (1.07)        (1.13)
Portfolio turnover rate (%)                                      76.71         49.27         44.94         42.19         39.27

                                                                                         Class C
                                                                ==================================================================
                                                                                  Years ended December 31
                                                                ------------------------------------------------------------------
Per-Share Data                                                  2002 (a)      2001 (a)      2000 (a)      1999 (a)      1998 (a)
==================================================================================================================================
Net asset value, beginning of year ($)                            5.18          7.73         11.18          8.47          6.78
                                                                ------        ------        ------         -----         -----
  Net investment loss ($)                                        (0.05)        (0.08)        (0.13)        (0.10)        (0.08)
  Net realized and unrealized gain (loss) on investments ($)     (1.62)        (2.31)        (1.50)         3.29          1.77
                                                                ------        ------        ------         -----         -----
Total from investment operations ($)                             (1.67)        (2.39)        (1.63)         3.19          1.69
                                                                ------        ------        ------         -----         -----
 Distributions from capital gains ($)                                --         (0.16)        (1.82)        (0.48)        (0.00)
                                                                ------        ------        ------         -----         -----
Total distributions ($)                                             --         (0.16)        (1.82)        (0.48)        (0.00)
                                                                ------        ------        ------         -----         -----
Net asset value, end of year ($)                                  3.51          5.18          7.73         11.18          8.47
                                                                ======        ======        ======         =====         =====
Total return (%) (b)                                            (32.24)       (31.09)       (14.74)        38.01         24.94

Ratios/Supplemental Data
==================================================================================================================================
Net assets at end of year ($ thousands)                          1,975         3,137         5,128         5,967         4,727
Expense ratio (%)                                                 2.07          1.99          1.70          1.66          1.72
Expense ratio after expense reductions (%)                        2.06          1.97          1.70          1.65          1.71
Ratio of net investment loss to average net assets (%)           (1.27)        (1.34)        (1.15)        (1.07)        (1.13)
Portfolio turnover rate (%)                                      76.71         49.27         44.94         42.19         39.27


(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   January 1, 1999 (commencement of share class), to December 31, 1999


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                           Class S
                                                               ==================================================================
                                                                                   Years ended December 31
                                                               -------------------------------------------------------------------
Per-Share Data                                                 2002 (a)      2001 (a)       2000 (a)       1999 (a)       1998 (a)
==================================================================================================================================
Net asset value, beginning of year ($)                          5.78          8.52          12.00           8.97           7.11
                                                              ------        ------         ------          -----          -----
  Net investment loss ($)                                      (0.01)        (0.02)         (0.02)         (0.01)         (0.01)
  Net realized and unrealized gain (loss) on investments,      (1.81)        (2.56)         (1.64)          3.52           1.87
                                                              ------        ------         ------          -----          -----
Total from investment operations ($)                           (1.82)        (2.58)         (1.66)          3.51           1.86
  Distributions from capital gains ($)                            --         (0.16)         (1.82)         (0.48)         (0.00)
                                                              ------        ------         ------          -----          -----
Total distributions ($)                                           --         (0.16)         (1.82)         (0.48)         (0.00)
                                                              ------        ------         ------          -----          -----
Net asset value, end of year ($)                                3.96          5.78           8.52          12.00           8.97
                                                              ======        ======         ======          =====          =====
Total return (%) (b)                                          (31.49)       (30.42)        (13.99)         39.46          26.18


Ratios/Supplemental Data
==================================================================================================================================
Net assets at end of year ($ thousands)                       50,702        93,721        153,547        224,188        178,691
Expense ratio (%)                                               1.07          0.99           0.70           0.66           0.72
Expense ratio after expense reductions (%)                      1.06          0.97           0.70           0.65           0.71
Ratio of net investment loss to average net assets (%)         (0.28)        (0.34)         (0.15)         (0.07)         (0.13)
Portfolio turnover rate (%)                                    76.71         49.27          44.94          42.19          39.27

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges

The text and notes are an integral part of the financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of State Street Research
Growth Trust and the Shareholders of
State Street Research Large-Cap Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Large-Cap Growth Fund (a series of State Street Research Growth Trust, hereafter referred to as the "Trust") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 12, 2003


18   State Street Research Large-Cap Growth Fund

State Street Research Growth Trust

                                                                                                                Number of Funds
       Name,        Position(s)  Term of Office                                                                 in Fund Complex
      Address       Held with    and Length of               Principal Occupations                                Overseen by
     and Age (a)      Fund       Time Served (b)             During Past 5 Years                               Trustee/Officer(c)
==================================================================================================================================
Independent Trustees
     Bruce R. Bond   Trustee       Since 1999     Retired; formerly Chairman of the Board, Chief Executive             24
     (56)                                         Officer and President, PictureTel Corporation
                                                  (video conferencing systems)

     -----------------------------------------------------------------------------------------------------------------------------
     Steve A.        Trustee       Since 1997     Retired; formerly Senior Vice President for Finance and              44
     Garban                                       Operations and Treasurer, The Pennsylvania State University
     (65)

     -----------------------------------------------------------------------------------------------------------------------------
     Dean O.         Trustee       Since 1984     Retired; formerly Executive Vice President, Chief Operating          44
     Morton                                       Officer and Director, Hewlett-Packard Company
     (70)                                         (computer manufacturer)



     -----------------------------------------------------------------------------------------------------------------------------
     Susan M.        Trustee       Since 1999     Dean, School of Business and Public Management, George               24
     Phillips                                     Washington University; formerly a member of the Board of
     (58)                                         Governors of the Federal Reserve System; and Chairman and
                                                  Commissioner of the Commodity Futures Trading Commission

     -----------------------------------------------------------------------------------------------------------------------------
     Toby            Trustee       Since 1992     President, Founders Investments Ltd. (investments); formerly         44
     Rosenblatt                                   President, The Glen Ellen Company (private investment firm)
     (64)

     -----------------------------------------------------------------------------------------------------------------------------
     Michael S.      Trustee       Since 1989     Jay W. Forrester Professor of Management, Sloan School of            44
     Scott Morton                                 Management, Massachusetts Institute of Technology
     (65)

     -----------------------------------------------------------------------------------------------------------------------------
     James M.        Trustee       Since 2002     Attorney; formerly Partner, Dechert (law firm)                       24
     Storey
     (71)


==================================================================================================================================
Interested Trustee
     Richard S.      Trustee       Since 2000     Chairman of the Board, President and Chief Executive Officer         24
     Davis++                                      of State Street Research & Management Company; formerly
     (57)                                         Senior Vice President, Fixed Income Investments, Metropolitan
                                                  Life Insurance Company; and Managing Director, J.P. Morgan
                                                  Investment Management

==================================================================================================================================
Officers
     Edward          Vice          Since 2003     Vice President of State Street Research & Management Company;         6
     Dowd            President                    formerly Vice President, Independence Investment LLC; and equity
     (35)                                         research associate, Donaldson, Lufkin and Jenrette

     -----------------------------------------------------------------------------------------------------------------------------
     C. Kim          Vice          Since 2002     Managing Director and Chief Investment Officer-Equities of           22
     Goodwin         President                    State Street Research & Management Company; formerly Chief
     (43)                                         Investment Officer-U.S. Growth Equities, American Century; and
                                                  Senior Vice President and portfolio manager, Putnam Investments

     -----------------------------------------------------------------------------------------------------------------------------
     Jeffrey         Vice          Since 2003     Managing Director of State Street Research & Management               6
     Lindsey         President                    Company; formerly Managing Director and Senior Vice
     (40)                                         President, Putnam Investments

     -----------------------------------------------------------------------------------------------------------------------------
     John S.         Vice          Since 2001     Managing Director, Chief Financial Officer and Director of           24
     Lombardo        President                    State Street Research & Management Company; formerly
     (48)                                         Executive Vice President, State Street Research & Management
                                                  Company; and Senior Vice President, Product and Financial
                                                  Management, MetLife Auto & Home

     -----------------------------------------------------------------------------------------------------------------------------
     Douglas A.      Treasurer     Since 2001     Senior Vice President and Treasurer of State Street                  24
     Romich                                       Research & Management Company; formerly
     (46)                                         Vice President and Assistant Treasurer, State Street
                                                  Research & Management Company

     -----------------------------------------------------------------------------------------------------------------------------
     Francis J.      Secretary     Since 1995     Managing Director, General Counsel and Secretary of                  24
     McNamara, III                                State Street Research & Management Company; formerly
     (47)                                         Executive Vice President, State Street Research &
                                                  Management Company

       Name,                     Other
      Address              Directorships Held
     and Age (a)           by Trustee/Officer
======================================================
Independent Trustees
     Bruce R. Bond   Ceridian Corporation
     (56)


     -------------------------------------------------
     Steve A.        Metropolitan Series Fund, Inc.(d)
     Garban
     (65)

     -------------------------------------------------
     Dean O.         The Clorox Company;
     Morton          KLA-Tencor Corporation;
     (70)            BEA Systems, Inc.; Cepheid;
                     Pharsight Corporation; and
                     Metropolitan Series Fund, Inc.(d)

     -------------------------------------------------
     Susan M.        None
     Phillips
     (58)


     -------------------------------------------------
     Toby            A. P. Pharma, Inc.; and
     Rosenblatt      Metropolitan Series Fund, Inc.(d)
     (64)

     -------------------------------------------------
     Michael S.      Metropolitan Series Fund, Inc.(d)
     Scott Morton
     (65)

     -------------------------------------------------
     James M.        SEI Investments Funds
     Storey          (consisting of 104 portfolios);
     (71)            and The Massachusetts Health
                     & Education Tax-Exempt Trust

======================================================
Interested Trustee
     Richard S.      None
     Davis++
     (57)



======================================================
Officers
     Edward          None
     Dowd
     (35)

     -------------------------------------------------
     C. Kim          None
     Goodwin
     (43)


     -------------------------------------------------
     Jeffrey         None
     Lindsey
     (40)

     -------------------------------------------------
     John S.         None
     Lombardo
     (48)



     -------------------------------------------------
     Douglas A.      None
     Romich
     (46)


     -------------------------------------------------
     Francis J.      None
     McNamara, III
     (47)


======================================================

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.

++ Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

STATE STREET RESEARCH                                        -----------------
One Financial Center o Boston, MA 02111-2690                      PRSRT STD
                                                                U.S. POSTAGE
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                                                             -----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

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State Street Research
FYI
--------------------------------------------------------------------------------

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          Did you know that you can give a State Street Research mutual fund as a gift? To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm
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for Excellence      quality shareholder communications and should not be
 in service         considered a rating of fund performance. The survey included
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          For 24-Hour
          Automated Access
          to Your Account
[GRAPHIC] 1-87-SSR-FUNDS
          ------------------------
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--------------------------------------------------------------------------------

OverView
--------------------------------------------------------------------------------
For more information on the products and services mentioned in OverView, our shareholder newsletter, visit our web site at www.ssrfunds.com.

Webcasts
--------------------------------------------------------------------------------
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          investment topics, tune in to a State Street Research webcast.

Complete Fund Listing
--------------------------------------------------------------------------------
[GRAPHIC] For a list of our funds, visit our web site at www.ssrfunds.com under Research Our Funds.


--------------------------------------------------------------------------------
[GRAPHIC]           This report must be accompanied or preceded by a current
for Excellence      State Street Research Large-Cap Growth Fund prospectus. When
in Shareholder      used after March 31, 2003, Communications this report must be accompanied by the most recent Quarterly Performance
                    Update.

                    To obtain a prospectus for any State Street Research fund, call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

(C)2003 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111-2690
Cover Image:(C)Artville
CONTROL NUMBER:(exp0204)SSR-LD                                     LCG-1221-0203